Business and Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Organization
Note 1 – Business and Organization
General
– Blue Laser Fusion, Inc. and its wholly-owned subsidiary in Japan, (“Blue Laser Fusion GK”), (collectively, the “Company”), is an early-stage laser technology company incorporated in the state of Delaware on November 4, 2022. The Company specializes in developing proprietary pulsed laser technology with two principal applications: (i) inertial laser fusion energy directed toward clean baseload power generation, and (ii) directed energy defense applications utilizing the Company’s pulsed Optical Enhancement Cavity
(“OEC”) fiber laser.
The Company has not yet commenced its commercial manufacturing and principal related operations. Since inception, the Company’s activities have consisted predominantly of research and development of its proprietary laser technology, related development on reactors, targets, and applications, securing intellectual property, recruiting scientific and engineering personnel, and raising capital to fund those activities through Series
Seed-1
and Series
Seed-2
convertible preferred stock financing (“Series Seed Preferred financing”). To date, the Company has generated only minimal revenue, which was derived from licensing its proprietary radiation-hydrodynamics simulation software to a research institution in Japan under a license arrangement. The Company’s revenue earned to date is limited to incidental software licensing. Both of the Company’s principal applications remain in the early-stage research and development phase. The Company is a single operating segment.
Research and development activities are conducted principally in the United States of America, at the Company’s laser facility in Goleta, California. In March 2024, the Company established Blue Laser Fusion GK, to expand the Company’s research and development personnel and capabilities, with operations conducted from an office in Tokyo and through a research collaboration with Osaka University. The Company’s ability to achieve fusion are subject to significant risks and uncertainties, which are discussed further in Note 2
.

Note 1 – Business and Organization
General
– Blue Laser Fusion, Inc. and Blue Laser Fusion GK (Japan Subsidiary), (collectively, the “Company”), is an early-stage laser technology company incorporated in the state of Delaware on November 4, 2022. The Company specializes in developing proprietary pulsed laser technology with two principal applications: (i) inertial laser fusion energy directed toward clean baseload power generation, and (ii) directed energy defense applications utilizing the Company’s pulsed Optical Enhancement Cavity (“OEC”) fiber laser.
The Company has not yet commenced its commercial manufacturing and principal related operations. Since inception, the Company’s activities have consisted predominantly of research and development of its proprietary laser technology, related development on reactors, targets, and applications, securing intellectual property, recruiting scientific and engineering personnel, and raising capital to fund those activities through Series Seed Preferred financing. In 2024, the Company was awarded a U.S. Department of Energy INFUSE (Innovation Network for Fusion Energy) project in collaboration with the California Institute of Technology. To date, the Company has generated only minimal revenue, which has been derived from licensing its proprietary radiation-hydrodynamics simulation software to a research institution in Japan under a six-month
license arrangement; the Company does not yet generate revenue from its planned principal operations.
Research and development activities are conducted principally in the United States, at the Company’s laser facility in Goleta, California. In March 2024, the Company established Blue Laser Fusion GK, a wholly owned subsidiary in Japan to expand the Company’s research and development personnel and capabilities, with operations conducted from an office in Tokyo and through a research collaboration with Osaka University. The Company’s ability to achieve fusion are subject to significant risks and uncertainties, which are discussed further in Note 2, but has successful in advancing the proprietary pulsed laser to achieve enhancement.